Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 246,492	$ 207,007	$ 588,392	$ 445,168
Voyage expenses	(61,558)	(97,398)	(180,799)	(200,397)
Vessel operating expenses	(46,218)	(53,600)	(96,867)	(108,187)
Time-charter hire expenses	(9,296)	(10,792)	(19,175)	(20,240)
Depreciation and amortization	(29,546)	(30,658)	(59,178)	(60,523)
General and administrative expenses	(9,784)	(9,508)	(19,070)	(18,673)
(Loss) gain on sale of assets and write-down of assets	2,896	0	(191)	0
Income from operations	92,986	5,051	213,112	37,148
Equity loss	3,188	(169)	5,128	584
Operating Segments | Tanker
Segment Reporting Information [Line Items]
Revenues	245,728	197,442	581,400	426,386
Voyage expenses	(61,558)	(97,398)	(180,799)	(200,397)
Vessel operating expenses	(45,140)	(46,181)	(90,927)	(93,139)
Time-charter hire expenses	(9,296)	(10,792)	(19,175)	(20,240)
Depreciation and amortization	(29,425)	(29,925)	(58,685)	(59,115)
General and administrative expenses	(9,637)	(9,116)	(18,443)	(17,915)
(Loss) gain on sale of assets and write-down of assets	(185)		(3,272)
Income from operations	90,487	4,030	210,099	35,580
Equity loss	3,188	(169)	5,128	584
Operating Segments | Ship-to-Ship Transfer
Segment Reporting Information [Line Items]
Revenues	764	9,565	6,992	18,782
Voyage expenses	0	0	0	0
Vessel operating expenses	(1,078)	(7,419)	(5,940)	(15,048)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(121)	(733)	(493)	(1,408)
General and administrative expenses	(147)	(392)	(627)	(758)
(Loss) gain on sale of assets and write-down of assets	3,081		3,081
Income from operations	2,499	1,021	3,013	1,568
Equity loss	$ 0	$ 0	$ 0	$ 0